BORROWINGS - Summary of Composition of Corporate Borrowings (Details) $ in Millions, $ in Millions	Dec. 31, 2024 USD ($) year	Dec. 31, 2024 CAD ($) year	Mar. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($) year
Disclosure of detailed information about borrowings [line items]
Add: Unamortized premiums	$ 2			$ 2
Less: Current portion	(709)			(183)
Non recourse borrowings with related parties	$ 7			$ 8
Credit facilities
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.60%	5.60%
Term (years) | year	5	5		5
Carrying value	$ 240			$ 0
Estimated fair value	$ 240			$ 0
Commercial paper
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.00%	5.00%		6.00%
Carrying value	$ 431			$ 183
Estimated fair value	$ 431			$ 183
Medium term notes
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.40%	4.40%		4.30%
Term (years) | year	12	12		10
Carrying value	$ 3,008			$ 2,660
Estimated fair value	$ 2,991			$ 2,548
Hybrid notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 200
Interest rate (%)	5.45%	5.45%		0.00%
Term (years) | year	30	30
Carrying value	$ 139	$ 200		$ 0
Estimated fair value	139			0
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Carrying value	3,818			2,843
Estimated fair value	3,801			2,731
Less: Unamortized financing fees	(18)			(12)
Less: Current portion	(709)			(183)
Total borrowings	$ 3,093			$ 2,650
Series 4 (C$150) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 150
Interest rate (%)	5.80%	5.80%		5.80%
Term (years) | year	12	12		13
Carrying value	$ 104			$ 113
Estimated fair value	$ 115			$ 121
Series 9 (C$400) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 400
Interest rate (%)	3.80%	3.80%		3.80%
Term (years) | year				1
Carrying value	$ 278			$ 302
Estimated fair value	$ 278			$ 297
Series 10 (C$500) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 500
Interest rate (%)	3.60%	3.60%		3.60%
Term (years) | year	2	2		3
Carrying value	$ 348			$ 377
Estimated fair value	$ 349			$ 366
Series 11 (C$475) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 475
Interest rate (%)	4.30%	4.30%		4.30%
Term (years) | year	4	4		5
Carrying value	$ 330			$ 358
Estimated fair value	$ 336			$ 353
Series 12 (C$475) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 475
Interest rate (%)	3.40%	3.40%		3.40%
Term (years) | year	5	5		6
Carrying value	$ 330			$ 358
Estimated fair value	$ 324			$ 335
Series 13 (C$300) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 300
Interest rate (%)	4.30%	4.30%		4.30%
Term (years) | year	25	25		26
Carrying value	$ 209			$ 226
Estimated fair value	$ 186			$ 201
Series 14 (C$425) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 425
Interest rate (%)	3.30%	3.30%		3.30%
Term (years) | year	26	26		27
Carrying value	$ 296			$ 321
Estimated fair value	$ 222			$ 240
Series 15 (C$400) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 400
Interest rate (%)	5.90%	5.90%		5.90%
Term (years) | year	8	8		9
Carrying value	$ 278			$ 303
Estimated fair value	$ 307			$ 324
Series 16 (C$400) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 400
Interest rate (%)	5.30%	5.30%		5.30%
Term (years) | year	9	9		10
Carrying value	$ 278			$ 302
Estimated fair value	$ 297			$ 311
Series 17 (C$500) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 500
Interest rate (%)	5.32%	5.32%		0.00%
Term (years) | year	29	29
Carrying value	$ 348	$ 500		$ 0
Estimated fair value	$ 361			$ 0
Series 18 (C$300) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 300
Interest rate (%)	5.00%	5.00%	4.96%	0.00%
Term (years) | year	10	10
Carrying value	$ 209		$ 300	$ 0
Estimated fair value	$ 216			$ 0